Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Assets
Cash and cash equivalents	$ 42,832	$ 44,996
Securities, available for sale at fair value	528,038	585,923
Securities, held to maturity at cost (fair value 2014: $319,923; 2013: $263,697)	324,994	283,814
Loans, held for sale	4,996	6,225
Loans receivable, net of allowance for loan losses (allowance 2014: $24,998; 2013: $23,110)	1,973,536	1,727,762
Restricted investments in bank stock	15,223	20,564
Premises and equipment, net	75,182	75,783
Other assets	32,771	36,051
Total assets	2,997,572	2,781,118
Securities available for sale:
Proceeds from principal repayments, calls and maturities	69,409	134,199
Proceeds from sales	30,268	76,262
Purchases	(22,749)	(158,826)
Liabilities and Stockholders' Equity
Noninterest-bearing	478,724	443,287
Interest-bearing	1,901,948	1,796,334
Total deposits	2,380,672	2,239,621
Short-term borrowings	333,475	277,750
Long-term debt	0	15,800
Other liabilities	17,902	17,764
Total liabilities	2,732,049	2,550,935
Stockholders' Equity:
Preferred stock - Series A noncumulative; $10.00 par value; $1,000 liquidation preference; (1,000,000 shares authorized; 40,000 shares issued and outstanding)	400	400
Common stock - $1.00 par value; 25,000,000 shares authorized; (issued shares 2014: 14,232,844; 2013: 14,157,219; outstanding shares 2014: 14,220,544; 2013: 14,157,219)	14,233	14,157
Surplus	160,588	158,650
Retained earnings	94,496	73,491
Accumulated other comprehensive loss	(3,875)	(16,515)
Treasury stock, at cost (common shares 2014: 12,300)	(319)	0
Total stockholders' equity	265,523	230,183
Total liabilities and stockholders' equity	$ 2,997,572	$ 2,781,118